Filed Pursuant to Rule Rule 497(e) of
                                                     the Securities Act of 1933


                                                             September 23, 2005

      Supplement to the Class A, Class B and Class C Shares Prospectus,
                          as may be amended, for:

Fund                                                 Prospectus Date

Pioneer America Income Trust                         5/1/05
Pioneer AmPac Growth Fund                            5/1/05
Pioneer Balanced Fund                                5/1/05
Pioneer Bond Fund                                    10/28/04
Pioneer California Tax Free Income Fund              5/1/05
Pioneer Cullen Value Fund                            2/11/05
Pioneer Emerging Markets Fund                        4/1/05
Pioneer Equity Income Fund                           3/1/05
Pioneer Equity Opportunity Fund                      12/1/04
Pioneer Europe Select Equity Fund                    3/1/05
Pioneer Fund                                         5/1/05
Pioneer Global High Yield Fund                       3/1/05
Pioneer Growth Leaders Fund                          5/1/05
Pioneer Growth Opportunities Fund                    5/1/05
Pioneer Growth Shares                                5/1/05
Pioneer High Yield Fund                              3/1/05
Pioneer Ibbotson Aggressive Allocation Fund          8/6/04
Pioneer Ibbotson Conservative Allocation Fund        5/12/05
Pioneer Ibbotson Growth Allocation Fund              8/6/04
Pioneer Ibbotson Moderate Allocation Fund            8/6/04
Pioneer International Equity Fund                    8/1/05
Pioneer International Value Fund                     4/1/05
Pioneer Large Cap Growth Fund                        8/1/05
Pioneer Mid Cap Growth Fund                          2/1/05
Pioneer Mid Cap Value Fund                           3/1/05
Pioneer Municipal Bond Fund                          5/1/05
Pioneer Oak Ridge Large Cap Growth Fund              4/1/05
Pioneer Oak Ridge Small Cap Growth Fund              4/1/05
Pioneer Protected Principal Plus Fund                11/1/02
Pioneer Protected Principal Plus Fund II             2/26/03
Pioneer Real Estate Shares                           5/1/05
Pioneer Research Fund                                5/1/05
Pioneer Select Equity Fund                           4/1/05
Pioneer Select Value Fund                            7/1/05
Pioneer Short Term Income Fund                       12/3/04
Pioneer Small Cap Value Fund                         4/1/05
Pioneer Small Company Fund                           3/1/05
Pioneer Small and Mid Cap Growth Fund                5/1/05
Pioneer Strategic Income Fund                        2/1/05
Pioneer Tax Free Income Fund                         5/1/05
Pioneer Value Fund                                   2/1/05

The following supplements the corresponding section of the prospectus for all above-named funds. Please refer to the prospectus for the main text of the supplemented section.

The following language is inserted in the section entitled "Qualifying for a reduced Class A sales charge - Class A purchases at net asset value are available to:"

|X| Employees of AmSouth Bank (at the time of initial share purchase) investing through an account held with AmSouth Investment Services, Inc. and members of their immediate families;
|X| Eligible clients of Edward D. Jones & Co., L.P. purchasing shares of the fund between August 19, 2005 and November 16, 2005 with proceeds of redemptions from other mutual funds, as part of the Edward D. Jones "Free Switch Program."




                                                                  18159-00-0905
                                       (C) 2005 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC